Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents

(in millions €)	December 31, 2023	December 31, 2022
Cash at banks and on hand	453.1	1,325.2
Cash equivalents	11,210.6	12,549.9
Bank deposits	2,589.5	9,401.0
Money market funds	7,446.1	3,148.9
Reverse Repo	1,175.0	—
Total	11,663.7	13,875.1

Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss
Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2023
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Money market funds	FVTPL	7,446.1	7,446.1	—	—	7,446.1
Non-listed equity investments	FVTOCI	27.1	—	—	27.1	27.1
Listed equity investments	FVTOCI	26.0	26.0	—	—	26.0
Financial assets not measured at fair value
Trade and other receivables	AC	2,155.7	—	—	—	2,155.7
Security investments	AC	5,989.7	—	—	—	5,989.7
Other financial assets	AC	18.6	—	—	—	18.6
Bank deposits	AC	2,589.5	—	—	—	2,589.5
Reverse Repo	AC	1,175.0	—	—	—	1,175.0
Cash at banks and on hand	AC	453.1	—	—	—	453.1
Financial liabilities measured at fair value
Foreign exchange forward contracts	FVTPL	0.4	—	0.4	—	0.4
Contingent consideration	FVTPL	38.8	—	—	38.8	38.8
Financial liabilities not measured at fair value
Lease liabilities	n/a	216.7	—	—	—	216.7
Loans and borrowings	AC	2.3	—	—	—	2.3
Trade payables and other payables	AC	354.0	—	—	—	354.0
Other financial liabilities	AC	414.9	—	—	—	414.9
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. Fair values are not disclosed because the book values represent a reasonable approximation of fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables.

December 31, 2022
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Foreign exchange forward contracts	FVTPL	183.7	—	183.7	—	183.7
Money market funds	FVTPL	3,148.9	3,148.9	—	—	3,148.9
Non-listed equity investments	FVTOCI	57.1	—	57.1	—	57.1
Listed equity investments	FVTOCI	20.0	20.0	—	—	20.0
Financial assets not measured at fair value
Trade and other receivables	AC	7,145.6	—	—	—	7,145.6
Other financial assets	AC	8.8	—	—	—	8.8
Bank deposits	AC	9,401.0	—	—	—	9,401.0
Cash at banks and on hand	AC	1,325.2	—	—	—	1,325.2
Financial liabilities measured at fair value
Contingent consideration	FVTPL	6.1	—	—	6.1	6.1
Financial liabilities not measured at fair value
Lease liabilities	n/a	210.1	—	—	—	210.1
Loans and borrowings	AC	2.1	—	—	—	2.1
Trade payables and other payables	AC	204.1	—	—	—	204.1
Other financial liabilities	AC	785.1	—	—	—	785.1
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables. Fair values are disclosed because the book values represent a reasonable approximation of fair value.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2023
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.3	—	2.3
Trade and other payables	354.0	—	—	354.0
Lease liabilities	34.1	136.6	73.7	244.4
Contingent consideration	—	57.5	0.3	57.8
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	414.9	—	—	414.9
Total	803.4	196.4	74.0	1,073.8

Year ended December 31, 2022
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.1	—	2.1
Trade and other payables	204.1	—	—	204.1
Lease liabilities	40.5	112.9	79.1	232.5
Contingent consideration	—	—	6.1	6.1
Other financial liabilities	785.1	—	—	785.1
Total	1,029.7	115.0	85.2	1,229.9

Summary of Financial Liabilities at Amortized Cost
Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2023
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Money market funds	FVTPL	7,446.1	7,446.1	—	—	7,446.1
Non-listed equity investments	FVTOCI	27.1	—	—	27.1	27.1
Listed equity investments	FVTOCI	26.0	26.0	—	—	26.0
Financial assets not measured at fair value
Trade and other receivables	AC	2,155.7	—	—	—	2,155.7
Security investments	AC	5,989.7	—	—	—	5,989.7
Other financial assets	AC	18.6	—	—	—	18.6
Bank deposits	AC	2,589.5	—	—	—	2,589.5
Reverse Repo	AC	1,175.0	—	—	—	1,175.0
Cash at banks and on hand	AC	453.1	—	—	—	453.1
Financial liabilities measured at fair value
Foreign exchange forward contracts	FVTPL	0.4	—	0.4	—	0.4
Contingent consideration	FVTPL	38.8	—	—	38.8	38.8
Financial liabilities not measured at fair value
Lease liabilities	n/a	216.7	—	—	—	216.7
Loans and borrowings	AC	2.3	—	—	—	2.3
Trade payables and other payables	AC	354.0	—	—	—	354.0
Other financial liabilities	AC	414.9	—	—	—	414.9
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. Fair values are not disclosed because the book values represent a reasonable approximation of fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables.

December 31, 2022
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Foreign exchange forward contracts	FVTPL	183.7	—	183.7	—	183.7
Money market funds	FVTPL	3,148.9	3,148.9	—	—	3,148.9
Non-listed equity investments	FVTOCI	57.1	—	57.1	—	57.1
Listed equity investments	FVTOCI	20.0	20.0	—	—	20.0
Financial assets not measured at fair value
Trade and other receivables	AC	7,145.6	—	—	—	7,145.6
Other financial assets	AC	8.8	—	—	—	8.8
Bank deposits	AC	9,401.0	—	—	—	9,401.0
Cash at banks and on hand	AC	1,325.2	—	—	—	1,325.2
Financial liabilities measured at fair value
Contingent consideration	FVTPL	6.1	—	—	6.1	6.1
Financial liabilities not measured at fair value
Lease liabilities	n/a	210.1	—	—	—	210.1
Loans and borrowings	AC	2.1	—	—	—	2.1
Trade payables and other payables	AC	204.1	—	—	—	204.1
Other financial liabilities	AC	785.1	—	—	—	785.1
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables. Fair values are disclosed because the book values represent a reasonable approximation of fair value.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2023
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.3	—	2.3
Trade and other payables	354.0	—	—	354.0
Lease liabilities	34.1	136.6	73.7	244.4
Contingent consideration	—	57.5	0.3	57.8
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	414.9	—	—	414.9
Total	803.4	196.4	74.0	1,073.8

Year ended December 31, 2022
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.1	—	2.1
Trade and other payables	204.1	—	—	204.1
Lease liabilities	40.5	112.9	79.1	232.5
Contingent consideration	—	—	6.1	6.1
Other financial liabilities	785.1	—	—	785.1
Total	1,029.7	115.0	85.2	1,229.9

Summary of Financial Assets at Amortized Cost and at Fair Value through Profit or Loss
Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2023
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Money market funds	FVTPL	7,446.1	7,446.1	—	—	7,446.1
Non-listed equity investments	FVTOCI	27.1	—	—	27.1	27.1
Listed equity investments	FVTOCI	26.0	26.0	—	—	26.0
Financial assets not measured at fair value
Trade and other receivables	AC	2,155.7	—	—	—	2,155.7
Security investments	AC	5,989.7	—	—	—	5,989.7
Other financial assets	AC	18.6	—	—	—	18.6
Bank deposits	AC	2,589.5	—	—	—	2,589.5
Reverse Repo	AC	1,175.0	—	—	—	1,175.0
Cash at banks and on hand	AC	453.1	—	—	—	453.1
Financial liabilities measured at fair value
Foreign exchange forward contracts	FVTPL	0.4	—	0.4	—	0.4
Contingent consideration	FVTPL	38.8	—	—	38.8	38.8
Financial liabilities not measured at fair value
Lease liabilities	n/a	216.7	—	—	—	216.7
Loans and borrowings	AC	2.3	—	—	—	2.3
Trade payables and other payables	AC	354.0	—	—	—	354.0
Other financial liabilities	AC	414.9	—	—	—	414.9
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. Fair values are not disclosed because the book values represent a reasonable approximation of fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables.

December 31, 2022
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Foreign exchange forward contracts	FVTPL	183.7	—	183.7	—	183.7
Money market funds	FVTPL	3,148.9	3,148.9	—	—	3,148.9
Non-listed equity investments	FVTOCI	57.1	—	57.1	—	57.1
Listed equity investments	FVTOCI	20.0	20.0	—	—	20.0
Financial assets not measured at fair value
Trade and other receivables	AC	7,145.6	—	—	—	7,145.6
Other financial assets	AC	8.8	—	—	—	8.8
Bank deposits	AC	9,401.0	—	—	—	9,401.0
Cash at banks and on hand	AC	1,325.2	—	—	—	1,325.2
Financial liabilities measured at fair value
Contingent consideration	FVTPL	6.1	—	—	6.1	6.1
Financial liabilities not measured at fair value
Lease liabilities	n/a	210.1	—	—	—	210.1
Loans and borrowings	AC	2.1	—	—	—	2.1
Trade payables and other payables	AC	204.1	—	—	—	204.1
Other financial liabilities	AC	785.1	—	—	—	785.1
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables. Fair values are disclosed because the book values represent a reasonable approximation of fair value.
Financial investments in equity securities measured at fair value through other comprehensive income comprise the following effects:

(in millions €)	December 31, 2023	December 31, 2022
Net gain on equity instruments designated at fair value through other comprehensive income	3.7	10.5
Total	3.7	10.5

Summary of Significant Unobservable Inputs Used in Fair Value Measurement
The following table shows the valuation techniques used in measuring fair values for financial instruments in our consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs

Forward exchange contracts
Discounted cash flow using par method. Expected future cash flows based on foreign exchange forwards discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.
n/a
Non-listed equity investments	Quantitative and qualitative factors such as actual and forecasted results, cash position and financing round valuations.	–Actual and forecasted results –Cash position –Nature and pricing indication of latest financing round
Listed equity investments	Stock prices of the listed companies and applicable exchange rates, if the listing is in a foreign currency.	n/a
Money market funds	Quoted prices on an active market	n/a
Contingent consideration	Present value of expected future payments and reflecting changes in expected achievement of underlying performance parameters and compounding effects.	–Expected future payments –Applied cost of capital
The sensitivity of the fair values of contingent considerations in fair value level 3 to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Contingent consideration

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	3.4	(3.4)
Discount rate	1%	(0.8)	0.8

Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements
The following table shows the recurring fair value measurement of the contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

(in millions €)	Contingent consideration
As of January 1, 2022	6.1
As of January 1, 2023	6.1
Purchases	31.8
Net effect on profit or loss
Net change in fair value	0.9
As of December 31, 2023	38.8

Summary of Carrying Amount of Monetary Assets
The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions €)	December 31, 2023	December 31, 2022
Cash and cash equivalents in U.S. dollar	122.6	1,487.4
Monetary assets in U.S. dollar	1,191.9	7,098.5
Monetary liabilities and provisions in U.S. dollar	567.3	1,527.8
Total	747.2	7,058.1

Summary of Effect of Changes in Foreign Exchange Rates
The following tables demonstrate the sensitivity to a reasonable, possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2023	2022	2023	2022
U.S. dollar	United States	1.1050	1.0666	1.0813	1.0530

(in millions €)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity
2023	+5%	(35.5)	(35.5)
	-5%	39.2	39.3
2022	+5%	(195.2)	(191.5)
	-5%	215.7	211.7

Summary of Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2023
(in millions €)	January 1, 2023	Cash flows	New leases and disposals	Reclassifi-cation	Other	December 31, 2023
Current obligations under lease contracts	36.0	(40.3)	(0.6)	34.1	(1.1)	28.1
Non-current obligations under lease contracts	174.1	—	51.1	(34.1)	(2.5)	188.6
Loans and borrowings	2.1	0.2	—	—	—	2.3
Total	212.2	(40.1)	50.5	—	(3.6)	219.0

Year ended December 31, 2022
(in millions €)	January 1, 2022	Cash flows	New leases and disposals	Reclassifi-cation	Other	December 31, 2022
Current obligations under lease contracts	27.9	(41.1)	14.8	33.3	1.1	36.0
Non-current obligations under lease contracts	153.7	—	52.6	(33.3)	1.1	174.1
Loans and borrowings	119.9	(18.0)	—	—	(99.8)(1)	2.1
Convertible note – embedded derivative	308.7	—	—	—	(308.7)(1)	—
Total	610.2	(59.1)	67.4	—	(406.3)	212.2
(1)    Related to the early redemption of our convertible note during the year ended December 31, 2023, as further described in Note 15.